Contract assets and liabilities (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Costs incurred in contracts in process	$ 229		$ 682
Revenue earned but not yet billed	26		68
Less: billings to date	(839)		(1,158)
Less: billings to date	839		1,158
Unbilled revenue	$ (584)		$ (408)
ZHEJIANG TIANLAN
Costs and estimated earnings on uncompleted contracts | ¥		¥ 239,648		¥ 688,184
Less: billings to date | ¥		(210,220)		(645,695)
Less: billings to date | ¥		210,220		645,695
Unbilled revenue | ¥		¥ 29,428		¥ 42,489